UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
North               $    1,600   Alamance County, North Carolina, Industrial Facilities and Pollution Control
Carolina - 96.0%                 Financing Authority, IDR (Millender Project), VRDN, AMT, 2.69% due 12/01/2020 (a)    $     1,600

                         2,200   Ashe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project), VRDN,
                                 AMT, 2.61% due 5/01/2014 (a)                                                               2,200

                         4,500   Boiling Springs Lakes, North Carolina, GO, BAN, 3.50% due 11/16/2005                       4,521

                         1,800   Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Refunding Bonds (Industrial Development Alliance),
                                 VRDN, AMT, 2.79% due 8/01/2009 (a)                                                         1,800

                         6,600   Cabarrus County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), VRDN,
                                 AMT, 2.64% due 9/01/2011 (a)                                                               6,600

                            35   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A, 2.26%
                                 due 7/01/2016 (a)(c)                                                                          35

                         2,370   Eagle Tax-Exempt Trust, North Carolina State, GO, VRDN, Series 2005-1001, Class A,
                                 2.58% due 3/01/2023 (a)                                                                    2,370

                         1,455   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 2.74% due 6/01/2015 (a)          1,455

                           270   Granville County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Lace Lastics Company Inc. Project),
                                 VRDN, AMT, 2.44% due 10/01/2005 (a)                                                          270

                                 Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR, VRDN, AMT (a):
                         2,500       (High Point Textiles Auxiliaries), Refunding, 2.69% due 6/01/2012                      2,500
                         3,400       (Nat Sherman Building LLC), 2.79% due 3/01/2022                                        3,400
                           800       (Neal Manufacturing), 2.61% due 11/01/2013                                               800
                         1,900       (Ornamental Products), 2.61% due 12/01/2014                                            1,900
                         2,400       (Snider Tire Inc.), 2.69% due 10/01/2019                                               2,400

                        12,415   Halifax County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN, 2.53%
                                 due 12/01/2019 (a)                                                                        12,415


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PCR        Pollution Control Revenue Bonds
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
North Carolina      $      900   Harnett County, North Carolina, Industrial Facilities and Pollution Control
(concluded)                      Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 2.69%
                                 due 1/01/2007 (a)                                                                    $       900

                         6,000   Hertford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Easco Corporation Project), VRDN, AMT, 2.71% due
                                 11/01/2013 (a)                                                                             6,000

                         2,193   High Point, North Carolina, Combined Enterprise System Revenue Bonds, FLOATS,
                                 VRDN, Series 998, 2.57% due 11/01/2031 (a)(f)                                              2,193

                         4,250   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Lee Central LLC Project), VRDN, AMT, 2.69% due 12/01/2023 (a)              4,250

                         2,175   Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Packaging NC Project), VRDN, 2.67% due 10/01/2013 (a)                      2,175

                         9,000   Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Penco Products Project), VRDN, AMT, 2.71% due 9/01/2022 (a)                9,000

                         5,830   Martin County, North Carolina, Water and Sewer District No. 2, BAN, 3.40% due
                                 11/09/2005                                                                                 5,844

                                 Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds, VRDN, AMT (a):
                           700       (Ferguson Supply and Box Manufacturing), 2.63% due 8/01/2010                             700
                         4,975       (Southern Steel Company LLC Project), 2.64% due 3/02/2015                              4,975

                         3,740   Mecklenburg County, North Carolina, M/F Housing Revenue Bonds (Sycamore Green
                                 Apartments), VRDN, 2.55% due 1/01/2022 (a)                                                 3,740

                        14,115   Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 2.29%
                                 due 3/16/2015 (a)                                                                         14,115

                           949   Newland, North Carolina, GO, BAN, 3% due 9/28/2005                                           951

                         3,000   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Bonds (Albemarle Cotton Growers), VRDN, AMT, 2.69% due 7/01/2014 (a)                       3,000

                         7,410   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 2.69% due
                                 6/01/2016 (a)                                                                              7,410

                         4,000   North Carolina Capital Facilities Finance Agency, CP, 2.70% due 8/04/2005                  4,000

                         9,900   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 MERLOTS, VRDN, Series A22, 2.32% due 1/01/2024 (a)                                         9,900

                         2,322   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series 955-D, 2.57% due 1/01/2018 (a)(b)                             2,322

                         7,800   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 2.30%
                                 due 1/01/2035 (a)                                                                          7,800

                           400   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Carol Woods Project), VRDN, 2.52% due 4/01/2031 (a)(e)              400

                         4,325   North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding
                                 Bonds (Aldersgate Project), VRDN, 2.35% due 1/01/2031 (a)                                  4,325

                         3,450   North Carolina Medical Care Commission Revenue Bonds, ROCS, VRDN, Series II-R-296,
                                 2.58% due 9/01/2033 (a)(d)(h)                                                              3,450

                         4,335   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                 ROCS, VRDN, Series II R-211, 2.58% due 1/01/2020 (a)(c)                                    4,335

                         1,000   North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.32% due 3/01/2027 (a)               1,000

                         4,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, VRDN,
                                 AMT, Series B, 2.61% due 7/01/2029 (a)(g)                                                  4,000

                           815   Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                                 (Cessna Aircraft Company Project), VRDN, 2.61% due 10/01/2012 (a)                            815

                         7,110   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN, AMT,
                                 2.30% due 11/01/2017 (a)(f)                                                                7,110

                         5,723   Rocky Point, North Carolina, Topsoil, Water and Sewer, GO, BAN, Series A, 3.50%
                                 due 11/16/2005                                                                             5,749

                         2,300   Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 2.69% due 4/01/2018 (a)           2,300

                         2,000   Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 2.50%
                                 due 11/01/2011 (a)                                                                         2,000

                         1,890   Sampson County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 2.74% due 1/01/2012 (a)         1,890

                         2,600   Stanley County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Patrick Industries Project), VRDN, AMT, 2.50% due 8/01/2010 (a)            2,600

                         1,045   University of North Carolina System Pool Revenue Bonds, Series A, 4% due
                                 4/01/2006 (a)(b)                                                                           1,055

                         2,900   Vance County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN, 2.69% due
                                 6/01/2015 (a)                                                                              2,900

                         1,900   Wilson County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 2.72% due 6/01/2015 (a)          1,900


Puerto Rico - 2.0%       3,700   Government Development Bank of Puerto Rico, CP, 3.05% due 7/19/2005                        3,700

                                 Total Investments (Cost - $183,070*) - 98.0%                                             183,070
                                 Other Assets Less Liabilities - 2.0%                                                       3,732
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   186,802
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) Radian Insured.

(f) FGIC Insured.

(g) XL Capital Insured.

(h) FHA Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005